Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Operating costs	$ 175,736	$ 100,347	$ 541,000	$ 395,447	$ 545,678	$ 484,108
Loss from operations	(175,736)	(100,347)	(541,000)	(395,447)	(545,678)	(484,108)
Other income:
Interest income - bank		3		835	836	2,193
Interest income	360	380	1,106	559,019	559,404	2,572,276
Change in fair value of warrant liabilities	22,783	15,734	106,063	38,214	10,740	77,859
Total other income	23,143	16,117	107,169	598,068	570,980	2,652,328
Net (loss) income	$ (152,593)	$ (84,230)	$ (433,831)	$ 202,621	$ 25,302	$ 2,168,220
Basic and diluted weighted average redeemable ordinary shares outstanding (in Shares)	1,278,411	1,414,480	1,334,319	5,605,649	4,551,951	11,487,992
Basic and diluted net loss per redeemable ordinary share (in Dollars per share)	$ (0.09)	$ (0.06)	$ (0.24)	$ (0.2)	$ (0.28)	$ (0.11)
Basic and diluted weighted average non-redeemable ordinary shares outstanding (in Shares)	3,201,758	3,201,758	3,201,758	3,201,758	3,201,758	3,201,758
Basic and diluted net loss per non-redeemable ordinary share (in Dollars per share)	$ (0.09)	$ (0.06)	$ (0.24)	$ (0.2)	$ (0.28)	$ (0.11)